Financial Assets and Liabilities Fair Value - Summary of Carrying amounts of Financial Liabilities Measured at Fair Value Through Profit and Loss (Details)	Jun. 30, 2023 EUR (€)
Disclosure of Financial Risk Management [Line Items]
Derivative warrant liabilities	€ 7,727,000
Derivative earnout liability	7,553,000
Recurring
Disclosure of Financial Risk Management [Line Items]
Derivative earnout liability	7,553
Total financial liabilities	15,280
Public Warrants | Recurring
Disclosure of Financial Risk Management [Line Items]
Derivative warrant liabilities	7,406
Private Placement Warrants | Recurring
Disclosure of Financial Risk Management [Line Items]
Derivative warrant liabilities	321
Level 1 | Recurring
Disclosure of Financial Risk Management [Line Items]
Total financial liabilities	7,406
Level 1 | Public Warrants | Recurring
Disclosure of Financial Risk Management [Line Items]
Derivative warrant liabilities	7,406
Level 2 | Recurring
Disclosure of Financial Risk Management [Line Items]
Total financial liabilities	321
Level 2 | Private Placement Warrants | Recurring
Disclosure of Financial Risk Management [Line Items]
Derivative warrant liabilities	321
Level 3 | Recurring
Disclosure of Financial Risk Management [Line Items]
Derivative earnout liability	7,553
Total financial liabilities	€ 7,553